Lease (Details) - Schedule of maturities of lease liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Maturities Of Lease Liabilities Abstract
Remainder of 2022	$ 13,892	$ 62,212
2023	55,567	62,212
2024	27,784	31,106
2025
Thereafter
Total undiscounted cash flows	97,243	155,530
Less: imputed interest	(4,096)	(8,832)
Present value of lease liabilities	$ 93,147	$ 146,698